RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Due to related parties (note 4)	$ 6,028	¥ 42,633	¥ 293,732
Beijing Shihui [Member]
Due to related parties (note 4)			137,811
Zhangye Shihui [Member]
Due to related parties (note 4)			10,000
Linze Origin Seeds Ltd [Member]
Due to related parties (note 4)		2,214	123,579
Henan Agriculture University [Member]
Due to related parties (note 4)		0	1,000
Xinjiang Ginbo Seeds Center [Member]
Due to related parties (note 4)		10,000	10,000
Companies controlled by the Company's directors [Member]
Due to related parties (note 4)		1,706	1,634
Board of Directors Chairman [Member]
Due to related parties (note 4)		13,213	9,692
Close family of the Company's Chairman [Member]
Due to related parties (note 4)		¥ 552
Ex-shareholders of State Harvest [Member]
Due to related parties (note 4)			¥ 16